Lease liabilities - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Financial expenses resulting from lease contracts	$ 75	$ 57	$ 84
Financial expenses on leases included in Financial Accreation	61	46	70
Financial expenses on leases capitalized in Property, plant and equipment	14	11	14
Total charges recorded in comprehensive income and capitalizations	$ 238	$ 115	$ 167